Financial result (Tables)	12 Months Ended
Dec. 31, 2017
Financial result
Schedule of financial results

	Year ended December 31
	2017	2016	2015
Financial expenses
Loans and borrowings gross interest	(1,697)	(1,768)	(1,647)
Capitalized loans and borrowing costs	370	653	761
Derivative financial instruments	(533)	(484)	(3,553)
Indexation and exchange rate variation (a)	(2,617)	(2,964)	(13,825)
Participative stockholders’ debentures	(625)	(417)	965
Expenses of REFIS	(397)	(514)	(547)
Others	(924)	(631)	(600)

	(6,423)	(6,125)	(18,446)
Financial income
Short-term investments	176	92	140
Derivative financial instruments	987	1,740	1,076
Indexation and exchange rate variation (b)	1,939	6,058	6,465
Others	302	78	111

	3,404	7,968	7,792

Financial results, net	(3,019)	1,843	(10,654)

Summary of indexation and exchange rate variation
Loans and borrowings	(257)	5,099	(10,460)
Others	(421)	(2,005)	3,100

Net (a) + (b)	(678)	3,094	(7,360)